INVESTMENT IN MARKETABLE SECURITIES (Details Narrative) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 09, 2020	Nov. 03, 2020	Dec. 31, 2019	Oct. 16, 2018	Jul. 30, 2018	May 17, 2018
Investment amount	$ 577,035	$ 66,484			$ 134,166
Greenpro Capital Corp [Member]
Investment in securities, shares						33,333	20	83,333
Investment amount						$ 1,000	$ 125	$ 500,000
Purchased price per shares						$ 0.03	$ 6.2613	$ 6
D Swiss Inc [Member]
Investment in securities, shares			16,663	6,667
Investment amount			$ 83,315	$ 76,671
Purchased price per shares			$ 5	$ 11.50